Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income taxes [Line Items]
Deferred income taxe	$ (96)	$ (153)	$ (152)
Euro [Member]
Deferred income taxes [Line Items]
Deferred income taxe	33	30
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxe	22	17
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxe	10	(25)
Israeli Shekel [Member]
Deferred income taxes [Line Items]
Deferred income taxe	(166)	(179)
Other [Member]
Deferred income taxes [Line Items]
Deferred income taxe	$ 5	$ 4